Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transactions [Line Items]
Remained outstanding			$ 14
Reimbursement expenses	126
Komainu (Jersey) Limited [Member]
Related Party Transactions [Line Items]
Remained outstanding	127		227
Custodial service fees	740	$ 2,100
Komainu Holdings Limited [Member]
Related Party Transactions [Line Items]
Remained outstanding	15		$ 15
Recharge agreement amount	89	86
StableMint [Member]
Related Party Transactions [Line Items]
Group settled expenditures	2	2
Non-Executive directors [Member]
Related Party Transactions [Line Items]
Remuneration expenses	$ 395	$ 185